Annual Total Returns - Fidelity® International Discovery Fund [BarChart] - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-11 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(15.53%)
Annual Return 2012	21.56%
Annual Return 2013	24.48%
Annual Return 2014	(5.91%)
Annual Return 2015	4.45%
Annual Return 2016	(6.08%)
Annual Return 2017	31.25%
Annual Return 2018	(17.43%)
Annual Return 2019	27.09%
Annual Return 2020	20.97%